SCHEDULE OF ANNUAL AMOUNTS OF FUTURE MINIMUM PRINCIPAL PAYMENTS DUE UNDER CERTAIN CONTRACTUAL OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Total	$ 1,511
Contractual obligation, 2025	233
Contractual obligation, 2026	237
Contractual obligation, 2027	145
Contractual obligation, 2028	213
Contractual obligation, 2029	217
Contractual obligation, Thereafter	466
DECD Loan [Member]
Short-Term Debt [Line Items]
Total	1,511
Contractual obligation, 2025	233
Contractual obligation, 2026	237
Contractual obligation, 2027	145
Contractual obligation, 2028	213
Contractual obligation, 2029	217
Contractual obligation, Thereafter	$ 466